Segment Information - Schedule of Summarized Financial Information for CAPEX and DD&A (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information
Depreciation and Amortization	$ 1,103	$ 550
Operating segments
Segment Reporting Information
Depreciation and Amortization	1,093	550
Operating segments | Oilfield Services
Segment Reporting Information
Depreciation and Amortization	613	132
Operating segments | Oilfield Equipment
Segment Reporting Information
Depreciation and Amortization	187	154
Operating segments | Turbo-machinery & Process Solutions
Segment Reporting Information
Depreciation and Amortization	174	186
Operating segments | Digital Solutions
Segment Reporting Information
Depreciation and Amortization	119	78
Corporate
Segment Reporting Information
Depreciation and Amortization	$ 10	$ 0